Advances Repayable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Advances Repayable

NOTE 19: ADVANCES REPAYABLE

	As at December 31,
(€’000)	2018	2017
Total Non-Current portion as at 1st January	1,544	7,330
Total Non-Current portion as at 31 December	2,864	1,544

Total Current portion as at 1st January	226	1,108
Total Current portion as at 31 December	276	226

The Group receives government support in the form of recoverable cash advances from the Walloon Region in order to compensate the research and development costs incurred by the Group.

At balance sheet date, the Company has been granted total recoverable cash advances amounting to €26.7 million. Out of this total amount : i) €23.7 million have been received to date ; ii) out of the active contracts, an amount of €1.4 million should be received in 2019 or later depending on the progress of the different programs partially funded by the Region ; and iii) an amount of €1.5 million refer to contracts for which the exploitation has been abandoned (and thus will not be received).

For further details, reference is made to the table below which shows (i) the year for which amounts under those agreements have been received and initially recognised on the balance sheet for the financial liability and deferred grant income components and (ii) a description of the specific characteristics of those recoverable cash advances including repayment schedule and information on other outstanding advances. In 2019, we will be required to make exploitation decisions on our remaining outstanding RCA related to the CAR-T platform.

(in €’000)			Amounts received for the years ended 31 December				Amounts to be received		As at 31 December 2018
Id	Project	Contractual amount	Prior years	2017	2018	Cumulated cashed in	2019 and beyond	Status	Amount reimbursed (cumulative)
5160	C-Cure	2,920	2,920	—		2,920	—	Abandoned	0
5731	C-Cure	3,400	3,400	—		3,400	—	Abandoned	0
5914	C-Cure	700	687	—		687	—	Abandoned	180
5915	C-Cathez	910	910	—		910	—	Exploitation	460
5951	Industrialization	1,470	866	—		866	—	Abandoned	245
6003	C-Cure	1,729	1715	—		1715	—	Abandoned	0
6230	C-Cure	1,084	1084	—		1084	—	Abandoned	0
6363	C-Cure	1,140	1126	—		1126	—	Abandoned	1,536
6548	Industrialization	660	541	—		541	—	Abandoned	0
6633	C-Cathez	1,020	1020	—		1020	—	Exploitation	204
6646	Proteins	1,200	450	—		450	—	Abandoned	450
7027	C-Cathez	2,500	2500	—		2500	—	Exploitation	250
7246	C-Cure	2,467	2220	247		2467	—	Abandoned	0
7502	CAR-T Cell	2,000	1800	200		2000	—	Exploitation	0
7685	THINK	3,496	—	873	1187	2060	1,436	Research	0

Total		26,696	21,239	1,320	1,187	23,746	1,436		3,325

Regarding active contracts (in exploitation status):

The contract 5915 has the following specific characteristics:

•	funding by the Region covers 70% of the budgeted project costs;

•	certain activities have to be performed within the Region;

•	in case of an outlicensing agreement or a sale to a third party, Celyad will have to pay 10% of the price received (excl. of VAT) to the Region;

•

sales-independent reimbursements, sales-dependent reimbursements, and amounts due in case of an outlicensing agreement or a sale to a third party, are, in the aggregate, capped at 100% of the principal amount paid out by the Region;

•	sales-dependent reimbursements payable in any given year can be set-off against sales-independent reimbursements already paid out during that year;

•

the amount of sales-independent reimbursement and sales-dependant reimbursement may possibly be adapted in case of an outlicensing agreement, a sale to a third party or industrial use of a prototype or pilot installation, when obtaining the consent of the Walloon Region to proceed thereto.

The other contracts have the following specific characteristics:

•	funding by the Region covers from 45 to 70% of the budgeted project costs;

•	certain activities have to be performed within the European Union;

•	sales-independent reimbursements represent in the aggregate 30% of the principal amount;

•

sales-dependent reimbursements range between 50% and 200% (including accrued interest) of the principal amount of the RCA depending on the actual outcome of the project compared to the outcome projected at the time of grant of the RCA (below or above projections);

•

interests (at Euribor 1 year (as applicable on the first day of the month in which the decision to grant the relevant RCA was made + 100 basis points) accrue as of the 1st day of the exploitation phase;

•

the amount of sales-independent reimbursement and sales-dependant reimbursement may possibly be adapted in case of an outlicensing agreement, a sale to a third party or industrial use of a prototype or pilot installation, when obtaining the consent of the Region to proceed thereto.

•	sales-independent reimbursements and sales-dependent reimbursements are, in the aggregate (including the accrued interests), capped at 200% of the principal amount paid out by the Region;

•	in case of bankruptcy, the research results obtained by the Company under those contracts are expressed to be assumed by the Region by operation of law.

The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5160	01/05/05-30/04/08	70%	0.18%	Consolidated with 6363	N/A	N/A
5731	01/05/08-31/10/09	70%	0.18%	Consolidated with 6363	N/A	N/A
5914	01/09/08-30/06/11	70%	5.00%	€30k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5951	01/09/08-31/12/14	70%	5.00%	€100k in 2014 and €150k each year after	N/A	10% with a minimum of 200/Y
6003	01/01/09-30/09/11	60%	0.18%	Consolidated with 6363	N/A	N/A
6230	01/01/10-31/03/12	60%	0.18%	Consolidated with 6363	N/A	N/A
6363	01/03/10-30/06/12	60%	0.18%	From €103k to €514k starting in 2013 until 30% of advance is reached	Starting on 01/01/13	N/A
6548	01/01/11-31/03/13	60%	0.01%	From €15k to €29k starting in 2014 until 30% of advance is reached	Starting on 01/10/13	N/A
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting on 01/06/13	N/A
6646	01/05/11-30/06/15	60%	0.01%	From €12k to €60k starting in 2015 until 30% of advance is reached	Starting on 01/01/16	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting on 01/01/15	N/A
7246	01/01/14-31/12/16	50%	0,05%	From €30k to €148k starting in 2017 until 30% of advance is reached.	Starting in 2017	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 2019	N/A
7685	1/01/2017-31/12/2019	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 2020	N/A